	CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments				January 31, 2024 (unaudited)
99.94%	OPTIONS
102.23%	OPTIONS PURCHASED
		Number
		of	Notional	Exercise	Expiration
100.77%	Description	Contracts	Amount	Price	Date	Value
	CALL
	CALL SPDR S&P
	500 ETF(A) . .	880	42,493,440	0..01	02/20/2024	$ 42,494,077
	CALL SPDR S&P
	500 ETF(A) . .	528	25,496,064	0..01	06/18/2025	25,184,567
	CALL SPDR S&P
	500 ETF(A) . .	672	32,449,536	0..01	06/24/2024	32,297,454
	CALL SPDR S&P
	500 ETF(A) . .	797	38,485,536	0..01	07/15/2026	37,657,119
	CALL SPDR S&P
	500 ETF(A) . .	1,902	91,843,776	0..01	08/19/2024	91,413,342
	CALL SPDR S&P
	500 ETF(A) . .	775	37,423,200	0..01	11/19/2025	36,839,586
	CALL SPDR S&P
	500 ETF(A) . .	2,380	114,925,440	0..01	12/18/2024	114,122,608
	CALL SPDR S&P
	500 ETF(A) . .	1,034	49,929,792	0..01	03/20/2025	49,455,181
	CALL SPDR S&P
	500 ETF(A) . .	627	30,276,576	0..01	11/20/2024	30,065,072
						459,529,006
1.46%	PUT
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	434..94	06/18/2024	317,972
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	455..2	07/17/2024	600,857
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	439..64	08/21/2024	536,697
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	472..29	01/15/2025	1,492,359
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	415..23	05/15/2024	151,653
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	430..21	10/16/2024	598,335
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	414..14	04/17/2024	94,931
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	438..64	09/18/2024	598,172
	PUT SPDR S&P
	500 ETF(A) . .	799	38,582,112	468..26	12/18/2024	1,313,065

1

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued			January 31, 2024 (unaudited)
PUT SPDR S&P
500 ETF(A) . .	799	38,582,112	389..28	03/20/2024	29,859
PUT SPDR S&P
500 ETF(A) . .	799	38,582,112	449..68	11/20/2024	928,946
PUT SPDR S&P
500 ETF(A) . .	799	38,582,112	413..98	02/21/2024	13,247
					6,676,093

102.23% TOTAL OPTIONS PURCHASED . . . . . . . . . . . . . . . . . . . . . . . 466,205,099. . . . . . . .

0.37% MONEY MARKET FUND
Federated Treasury Obligations
Fund 5..190%(B) . . . . . . . . . . . . .1,677,309. . . . . . . .	1,677,309

102.60% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .467,882,408. . . . . . . .

(2.60%) Liabilities in excess of other assets . . . . . . . . . . . . . . . . . . . . . . (11,853,637). . . . . . .

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $.456,028,771. . . . . . . .

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2024

(2.29%) OPTIONS WRITTEN

		Number
		of	Notional	Exercise	Expiration
(1.58%)	Description	Contracts	Amount	Price	Date	Value
	CALL
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	493..01	05/15/2024 $	(878,251)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	526..51	08/21/2024	(463,399)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	552..25	01/15/2025	(507,738)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	513..45	10/16/2024	(1,081,682)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	497..84	04/17/2024	(469,461)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	525..2	09/18/2024	(622,989)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	553..24	12/18/2024	(434,646)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	496..2	02/21/2024	(112,025)
	CALL SPDR S&P
	500 ETF(A) . .	(799)	(38,582,112)	470..31	03/20/2024	(1,521,769)

2

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND
Schedule of Investments - continued			January 31, 2024 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
CALL SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	539..14	11/20/2024 $	(582,591)
CALL SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	516..61	06/18/2024	(391,713)
CALL SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	541..41	07/17/2024	(135,704)
					(7,201,968)
(0.71%) PUT
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	391..45	06/18/2024	(137,160)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	395..68	08/21/2024	(260,220)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	425..06	01/15/2025	(744,129)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	373..71	05/15/2024	(67,035)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	387..19	10/16/2024	(306,709)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	372..73	04/17/2024	(41,832)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	394..78	09/18/2024	(296,895)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	421..43	12/18/2024	(663,789)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	350..35	03/20/2024	(16,464)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	404..71	11/20/2024	(468,663)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	372..58	02/21/2024	(6,737)
PUT SPDR S&P
500 ETF(A) . .	(799)	(38,582,112)	409..68	07/17/2024	(253,897)
					(3,263,530)

(2.29%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . . . . . . . $.(10,465,498). . . . . . . .

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 10% BUFFER FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

				Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
OPTIONS PURCHASED			Prices	Inputs	Inputs	Total
				$466,205,099		$466,205,099
MONEY MARKET FUND			$1,677,309			$1,677,309
TOTAL INVESTMENTS . .			$1,677,309	$466,205,099		$467,882,408
OPTIONS WRITTEN . .	.
		$.	—	$ (10,465,498)		$(10,465,498)

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $397,013,607, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ 79,261,441. .
Gross unrealized depreciation . . . . .	. (18,858,138. .	)
Net unrealized appreciation . . . . . . . .	. $.60,403,303.

4

QUARTERLY REPORT